S000076779 [Member] Investment Risks - iShares High Yield Corporate Bond BuyWrite Strategy ETF	Oct. 31, 2025
Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Index Related Risk [Member]
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Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Because the Index Provider is relatively new to the creation of indexes, these risks may be greater with respect to the Underlying Index than in the case of an index maintained by a long-standing index provider. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the
Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Asset Class Risk [Member]
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Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Concentration Risk [Member]
Prospectus [Line Items]
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Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Derivatives Risks [Member]
Prospectus [Line Items]
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Derivatives Risk. The Fund’s use of derivatives (e.g., futures, forwards, swaps, options) may be riskier than other types of investments and may not have the intended effect on the Fund’s performance. Derivatives can be sensitive to changes in economic and market conditions, and they may increase the Fund’s volatility. The Fund also may experience reduced returns as a result of transaction costs and losses on derivatives positions. There is the risk of imperfect correlation between the value of a derivative and that of the asset underlying the derivative. Derivatives may create investment leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk of mispricing or improper valuation, particularly if there is not a liquid secondary market for the instrument. Certain derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives also exposes the Fund to additional operational and legal risks.

Distribution Tax Risk [Member]
Prospectus [Line Items]
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Distribution Tax Risk. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund's distributions may exceed the Fund's income and gains for the Fund's taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Distributions in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital. Distributions in excess of the Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Because the Fund's distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

Income Risk [Member]
Prospectus [Line Items]
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Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid, when bonds in the Underlying Index are substituted, or when the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.

Investment in Underlying Fund Risk [Member]
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Investment in Underlying Fund Risk. The Fund invests in the Underlying Fund, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other assets that the Fund holds. The shares of the Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Fund, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Fund.

Issuer Risk [Member]
Prospectus [Line Items]
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Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Large Shareholder and Large Scale Redemption Risk [Member]
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Large Shareholder and Large-Scale Redemption Risk. Certain shareholders of the Fund, including an Authorized Participant, a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may hold their investment in the Fund for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of Fund shares.

Management Risk [Member]
Prospectus [Line Items]
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Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Risk of Investing in the U S [Member]
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Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. The tax rules and limitations that apply to the Fund will cause some or all of its income and gain to be taxable as ordinary income or at ordinary income rates, may accelerate its recognition of income and gain, and may defer its use of losses, all of which are expected to have negative tax consequences for the Fund and Fund investors. Because the assets comprising the Underlying Index and held by the Underlying Fund will not consist of stock, ordinary dividends from the Fund will not be eligible for the reduced rates applicable to “qualified dividend income” or eligible for the dividends-received deduction. The Fund expects that its ownership of shares of the Underlying Fund and sale of call options thereon generally will constitute “straddles” (offsetting positions with respect to personal property) under section 1092 of the Internal Revenue Code (“IRC”). The straddle rules generally do not apply if all the straddle’s offsetting positions consist of “qualified covered call options” and the stock to be purchased under the options, and the straddle is not part of a larger straddle. Unlike certain other funds that utilize covered call strategies, the Fund does not anticipate that this exception will be available because, as a general matter, the call options it writes are not expected to be treated as “qualified covered call options.” The straddle rules usually will terminate the Fund’s holding periods for its shares of the Underlying Fund that become part of a straddle before the long-term capital gain holding period (more than one year) has been reached, which is expected to eliminate the Fund’s ability to recognize long-term capital gains from a sale or other disposition of such shares. The straddle rules also usually will defer recognition of realized losses and require the capitalization of certain interest expenses and carrying charges. Similarly, “wash sale” rules may apply to defer the recognition of loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired within a prescribed period. As a result of the foregoing, an investor may be subject to significantly greater amounts of tax as a result of the investment than would apply to an investment in a fund engaged in a different investment strategy.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. To the extent that the Fund seeks to achieve its investment objective through investments in the Underlying Fund, the Fund may experience increased tracking error as compared to investing directly in the securities or other assets included in the underlying index of the Underlying Fund. A Fund that tracks an index with exposure to swaps, options, futures and/or other derivatives may experience higher tracking error than ETFs that do not track such indexes. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes. A Fund that tracks an index where high yield securities are an investment focus may experience higher tracking error than ETFs that do not track such indexes.

High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) and debt securities that are unrated are generally considered to be speculative. Compared to higher-quality debt securities, high yield securities are subject to a greater risk of default, illiquidity, price volatility and valuation uncertainty. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, prepayment risk, and lack of publicly available information.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Consumer Goods and Services Companies Risk [Member]
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Risk [Text Block]
Consumer Goods and Services Companies Risk. Consumer goods and services companies face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.

Privately Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

Valuation Risk [Member]
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Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Covered Call Option Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Underlying Fund above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the Underlying Fund. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the Underlying Fund over time. In addition, the Fund’s ability to sell shares of the Underlying Fund will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the Underlying Fund is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the Underlying Fund, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the Underlying Fund or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished. The Fund uses options which are struck once per month, and the timing of changes in the price of the Underlying Fund may affect the Fund’s performance. For example, if the Underlying Fund experiences a drop in price followed by a quick rebound, the Fund may be unable to fully participate in the rebound if the rebound occurs immediately after the Fund’s roll date. In addition, if trading is suspended, the Fund may be unable to purchase an offsetting option for purposes of closing out an existing written option at the originally scheduled time and date.
The Fund will be affected by movements in interest rates and bond yields and the resulting share price of the Underlying Fund. In a falling interest rate environment and other environments in which credit spreads narrow, the Underlying Fund is generally expected to appreciate in price, and the Fund may underperform the Underlying Fund as price appreciation for the Fund is limited to the exercise prices of the options written by the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.